Consolidated Balance Sheets - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Current assets:
Cash	$ 3,784,776	$ 320,161
Accounts receivable, net	2,556,788	3,540,649
Contract assets	32,287	35,323
Prepayments and other current assets	578,613	148,005
Total current assets	6,952,464	4,044,138
Non-current assets:
Property and equipment, net	527,131	17,962
Operating lease right-of-use assets, net	674,595	1,172,808
Deferred tax assets, net	169,088	224,755
Other non-current assets	170,301	170,564
Deferred initial public offering (“IPO”) costs		694,095
TOTAL ASSETS	8,493,579	6,324,322
Current liabilities:
Accounts payable	528,965	667,390
Contract liabilities	16,393	15,617
Operating lease liabilities, current	469,826	479,130
Income tax payable	154,217	154,456
Accrued expenses and other current liabilities	759,278	1,065,717
Total current liabilities	2,597,341	3,063,498
Non-current liabilities:
Operating lease liabilities, non-current	226,444	697,346
Postemployment Benefits Liability, Noncurrent	22,873	14,801
Total non-current liabilities	249,317	712,147
TOTAL LIABILITIES	2,846,658	3,775,645
SHAREHOLDERS’ EQUITY
Ordinary shares, with no par value, 50,000,000 ordinary shares authorized, 12,500,000 and 11,250,000 ordinary shares issued and outstanding as of September 30, 2025 and 2024, respectively	3,980,040	1,024,034
Additional paid-in-capital	903,051	903,051
Retained earnings	731,600	598,666
Accumulated other comprehensive income	32,230	22,926
Total shareholders’ equity	5,646,921	2,548,677
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	8,493,579	6,324,322
Related Party
Current liabilities:
Amount due to a related party	$ 668,662	$ 681,188